Summary of Significant Accounting Policies	6 Months Ended
Jun. 30, 2025
Accounting Policies [Abstract]
Summary of Significant Accounting Policies	Summary of Significant Accounting Policies
Basis of Presentation and Consolidation
The accompanying unaudited condensed consolidated financial statements have been prepared in accordance with accounting principles generally accepted in the United States of America (“U.S. GAAP”) and pursuant to the rules and regulations of the U.S. Securities Exchange Commission (“SEC”). The unaudited condensed consolidated financial statements as of and for the six months ended June 30, 2025 include all adjustments (consisting of only normal recurring adjustments) considered necessary to present fairly the financial position, results of operations and cash flows for such interim periods. The results of operations for the six months ended June 30, 2025 are not necessarily indicative of results to be expected for the full year of 2025. Accordingly, these unaudited condensed consolidated financial statements should be read in conjunction with the Company’s audited financial statements as of and for the years ended December 31, 2023 and 2024.
The unaudited condensed consolidated financial statements include the financial statements of the Company and its wholly owned subsidiaries. All intercompany transactions and balances among the Company and its subsidiaries have been eliminated upon consolidation.
Use of Estimates and Assumptions
The preparation of unaudited condensed consolidated financial statements in conformity with U.S. GAAP requires the management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. These estimates and judgments are based on historical information, information that is currently available to the Company and on various other assumptions that the Company believes to be reasonable under the circumstances. Significant estimates required to be made by management, include, but are not limited to, the allowance for credit losses for accounts receivable and impairment assessment for the internally developed software. Actual results could differ from those estimates.
Foreign Currency Translation
The Company uses Hong Kong Dollar (“HK$”) as its reporting currency. The functional currency of the Company and its subsidiary in British Virgin Islands is United States Dollar (“US$”). For the Company’s subsidiaries in Hong Kong, the functional currency is HK$. The functional currencies are the respective local currencies based on the criteria of ASC 830, “Foreign Currency Matters”.
In the unaudited condensed consolidated financial statements, the financial information of the Company and other entities located outside of the Hong Kong has been translated into HK$. Assets and liabilities are translated at the exchange rates on the balance sheet date, equity amounts are translated at historical exchange rates, and revenues, and expenses, gains and losses are translated using the average rate for the period. Gains or losses resulting from foreign currency transactions are included in the accompanying unaudited condensed consolidated statements of income and comprehensive income.
Convenience Translation
Translations of amounts in the unaudited condensed consolidated balance sheets, unaudited condensed consolidated statements of operations and comprehensive loss, unaudited condensed consolidated statements of changes in shareholders’ equity and unaudited condensed consolidated statements of cash flows from HK$ into US$ as of and for the six months ended June 30, 2025 are solely for the convenience of the reader and were calculated at the noon buying rate of US$1 = HK$7.8499, which was the foreign exchange rate on June 30, 2025, as published in H.10 statistical release of the United States Federal Reserve Board in its weekly release on June 30, 2025. No representation is made that the HK$ amounts could have been, or could be, converted, realized or settled into US$ at such rate or at any other rate.
Investment at fair value
Investment at fair value represents the amount of short-term foreign exchange investment made by the Company involving buying the currency of one country while selling that of another with the intention to optimize a trading algorithm based on live market interactions. The management of the Company intended to retain such funds to continue making short-term foreign exchange investment in such investment accounts in the near future. Such balance is classified as current asset and measured in fair value under ASC 820. Any gain or loss arising from the transactions would be recognized in profit or loss.
Fair Value of Financial Instruments
The fair value of a financial instrument is defined as the exchange price that would be received from an asset or paid to transfer a liability (as exit price) in the principal or most advantageous market for the asset or liability in an orderly transaction between market participants at the measurement date.
ASC 820 requires certain disclosures regarding the fair value of financial instruments. Fair value is defined as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date. A three-level fair value hierarchy prioritizes the inputs used to measure fair value. The hierarchy requires entities to maximize the use of observable inputs and minimize the use of unobservable inputs. The three levels of inputs used to measure fair value are as follows:
Level 1 - Quoted prices in active markets for identical assets and liabilities.
Level 2 - Quoted prices in active markets for similar assets and liabilities, or other inputs that are observable for the asset or liability, either directly or indirectly, for substantially the full term of the financial instrument.
Level 3 - Unobservable inputs that are supported by little or no market activity and that are significant to the fair value of the assets and liabilities. This includes certain pricing models, discounted cash flow methodologies and similar techniques that use significant unobservable inputs.
The Company considers the carrying amount of its financial assets and liabilities, which consist primarily of cash, accounts receivable, amounts due from related parties, operating lease, prepaid expenses and other current assets, contract liabilities, income taxes payable, amounts due to a related party, accrued expenses and other current liabilities approximate the fair value of the respective assets and liabilities as of December 31, 2024 and June 30, 2025 owing to their short-term nature or present value of the assets and liabilities.
The Company values its short-term investments which mainly consist of foreign exchange investment with certain brokerage companies to trade with foreign currencies, based on the quoted market value and the Company classifies the valuation techniques that use these inputs as Level 1, because the prices of the foreign currencies are quoted in the active market.
The following table sets forth the Company’s assets and liabilities that are measured at fair value on a recurring basis and are categorized using the fair value hierarchy as shown in the following table.

	December 31, 2024
	Level 1	Level 2	Level 3	Balance at fair value
	HK$	HK$	HK$	HK$
Assets
Investment at fair value - Foreign exchange investment	343,862	-	-	343,862

	June 30, 2025
	Level 1	Level 2	Level 3	Balance at fair value
	HK$	HK$	HK$	HK$
Assets
Investment at fair value - Foreign exchange investment	343,862	-	-	343,862
	US$	US$	US$	US$
Investment at fair value - Foreign exchange investment	43,805	-	-	43,805
The Company’s non-financial assets, such as property and equipment would be measured at fair value only if they were determined to be impaired.
Cash
Cash include cash on hand and demand deposits in accounts maintained with commercial banks that can be added or withdrawn without limitation with original maturities of less than three months. The Company maintains the bank accounts in Hong Kong. Cash balances in bank accounts in Hong Kong are protected up to HKD800,000 per account holder in each bank which is a member of the Hong Kong Deposit Protection Scheme.
Restricted Cash
Restricted cash represents an indemnity escrow that was funded by the Company and held by the escrow agent for the purpose of satisfying the indemnification obligations of the Company pursuant to the underwriting agreement in connection with the IPO. The escrow will be refundable in 18 months following the close of the IPO on April 24, 2024.
Accounts Receivable
The Company carries accounts receivable at the face amounts less an allowance for estimated credit losses. The Company establishes an allowance for credit losses using the current expected credit loss model (“CECL model”) under ASC 326. Management reviews the adequacy of its allowance for credit losses using relevant available information from internal and external sources relating to past events, current conditions and reasonable and supportable forecasts. As of December 31, 2024 and June 30, 2025, the allowance for credit losses was HK$966,947 and HK$947,396 (US$120,689), respectively. A receivable balance is written off when deemed uncollectable, which typically means once a customer cannot be reached and there has been no payment activity on the account for over 365 days.

Prepaid expenses and deposits
Prepaid expenses represent advance payments made to the service providers for the IT solution services, insurance, legal and professional services, marketing and promotion, repair and maintenance and telecommunications. Prepaid expenses are unsecured and are reviewed periodically to determine whether their carrying value has become impaired. As of December 31, 2024 and June 30, 2025, management believes that the Company’s prepaid expenses are not impaired.
Prepaid expenses represent advance payments made to the service providers for the IT solution services and the vendors for certain prepaid services such as marketing and insurance. Deposits include the retainer fee to the Company's investors relationship company, which payment is classified as non-current. Utility and rental security deposits made to an electrical company and a lessor for the Company’s office leased since January 2022. The office lease that was renewed in January 2024 will expire in January 2026. The security deposits will be refunded to the Company upon the termination of the electrical services, the termination or expiration of the lease agreement as well as the delivery of the vacant leased properties to the lessor by the Company.
Prepaid expenses and deposits are unsecured and are reviewed periodically to determine whether their carrying value has become impaired. The Company establishes an allowance for credit losses using the current expected credit loss model (“CECL model”) under ASC 326.

To estimate the expected credit losses related to the prepaid expenses and deposits, the Company identified the nature of the individual prepaid expense and deposit item and measured the relevant risk characteristics of its prepaid expenses and deposits with low risk, medium risk, high risk and default. For each pool of prepaid expense and deposit, the Company considered its historical loss experience with the vendor, current and future business conditions and economic environment in which the vendor operates as well as specific industry factors as of the date this report was issued. The Company also evaluated the external data and macroeconomic factors. As of December 31, 2024 and June 30, 2025, the Company anticipated that the expected credit risk of prepaid expenses and deposits as low. As of December 31, 2024, an allowance for credit losses for its current portion of prepaid expenses and deposits and non-current portion of prepaid expenses and deposits were HK$103,182 and HK$24,273, respectively. As of June 30, 2025, the Company recognized an allowance for credit losses for its current portion of prepaid expenses and deposits and non-current portion of prepaid expenses and deposits in an amount of HK$117,921 (US$15,022) and HK$3,260 (US$415), respectively.

Deferred IPO costs
Deferred IPO costs consist primarily of direct expenses paid to attorneys, consultants, underwriters, and other parties related to the Company’s IPO. The balance was offset with the proceeds received at the closing of the IPO. The Company completed its IPO on April 24, 2024 and reclassified its deferred offering costs, HK$4,497,815 (US$576,643), from non-current assets to shareholders’ equity and recorded against the net proceeds from the offering.
Lease
The adoption of Topic 842 resulted in the presentation of operating lease right of use (“ROU”) assets and operating lease liabilities on the unaudited condensed consolidated balance Sheets. See Note 8 for additional information.
At the inception of a contract, the Company assesses whether a contract is, or contains, a lease. A contract is or contains a lease if it conveys the right to control the use of an identified asset for a period of time in exchange of a consideration. To assess whether a contract is or contains a lease, the Company assess whether the contract involves the use of an identified asset, whether it has the right to obtain substantially all the economic benefits from the use of the asset and whether it has the right to control the use of the asset.
The operating right-of-use assets and related operating lease liabilities are recognized at the lease commencement date. The Company recognizes operating lease expenses on a straight-line basis over the lease term.
The lease standard provides practical expedients for an entity ongoing accounting. The Company elected to apply the short-term lease exception for lease arrangements with a lease term of 12 months or less at commencement. Lease terms used to compute the present value of lease payments do not include any option to extend or renew the lease that the Company is not able to reasonably certain to exercise upon the lease inception. Accordingly, operating lease right-of-use assets and liabilities do not include leases with a lease term of 12 months or less.
The Company did not adopt the practical expedient that allows lessees to treat the lease and non-lease components of a lease as a single lease component. Non-lease components include payments for building management, utilities and property tax. It separates the non-lease components from the lease components to which they relate.
The Company reviews the impairment of its ROU assets consistent with the approach applied for its other long-lived assets.
Operating lease right-of-use of assets
The right-of-use of asset is initially measured at cost, which comprises the initial amount of the lease liability adjusted for any lease payments made at or before the commencement date, plus any initial direct costs incurred and less any lease incentive received.
Operating lease liabilities
Lease liability is initially measured at the present value of the outstanding lease payments at the commencement date, discounted using the Company incremental borrowing rate. Lease payments included in the measurement of the lease liability comprise fixed lease payments, variable lease payments that depend on an index or a rate, amounts expected to be payable under a residual value guarantee and any exercise price under a purchase option that the Company is reasonably certain to exercise.
Lease liability is measured at amortized cost using the effective interest rate method. It is remeasured when there is a change in future lease payments, if there is a change in the estimate of the amount expected to be payable under a residual value guarantee, or if there is any change in the Company's assessment of option purchases, contract extensions or termination options.
Property and Equipment, net
Property and equipment are stated at cost, net of accumulated depreciation and amortization. Depreciation is provided for on a straight-line basis over the estimated useful lives of the related assets as follows:

Computer equipment	2 years
Furniture and fixture	3 years
Office equipment	3 years
Leasehold improvements	Shorter of 5 years or the remaining lease term
Expenditures for maintenance and repairs, which do not materially extend the useful lives of the assets, are charged to expense as incurred. Expenditures for major renewals and betterments which substantially extend the useful life of assets are capitalized. The cost and related accumulated depreciation of assets retired or sold are removed from the respective accounts, and any gain or loss is recognized in the unaudited condensed consolidated statements of Income and comprehensive income in other income or expenses.
The Company also re-evaluates the periods of depreciation to determine whether subsequent events and circumstances warrant revised estimates of useful lives.
Intangible assets, net
The Company’s internally developed software is used in providing financial trading solutions services to customers and the customers access and uses the software over the internet or via a dedicated line in which an end user of the software does not take possession of the software. In accordance with ASC 350-40, internally developed software is capitalized during the application development stage. Research and development expenses related to salaries and payroll related costs for employees involved in the preliminary project stage and activities occurring after the implementation of the software are expensed as incurred. Costs incurred for software upgrades are capitalized if they result in additional functionalities or substantial enhancements. Development costs cease capitalization upon completion of all substantial testing when the software is substantially complete and ready for its intended use and are amortized on a straight-line basis over the estimated useful life, which is generally three years. Amortization of internal-use software begins when the software is ready for its intended use.
The Company evaluates annually its intangible assets for potential impairment when events or changes in circumstances indicate that the carrying amount of the assets may not be recoverable. There were no impairments of intangible assets as of December 31, 2024 and June 30, 2025.
The estimated useful lives of intangible assets are as follows:

Internally developed software	3 years
Software	3 years
Impairment of Long-Lived Assets
The Company reviews the recoverability of its long-lived assets whenever events or changes in circumstances (such as a significant adverse change to market conditions that will impact the future use of the assets) indicate that the carrying amount of an asset may no longer be recoverable. When these events occur, the Company measures impairment by comparing the carrying value of the long-lived assets to the estimated undiscounted future cash flows expected to result from the use of the assets and their eventual disposition. If the sum of the expected undiscounted cash flow is less than the carrying amount of the assets, the Company would recognize an impairment loss, which is the excess of carrying amount over the fair value of the assets, using the expected future discounted cash flows. There were no impairment losses on long-lived assets for the six months ended June 30, 2024 and 2025.
Revenue Recognition
The core principle of the new revenue standard is that a company should recognize revenue to depict the transfer of promised goods or services to customers in an amount that reflects the consideration to which the company expects to be entitled in exchange for those goods or services. The following five steps are applied to achieve that core principle:
Step 1: Identify the contract with the customer
Step 2: Identify the performance obligations in the contract
Step 3: Determine the transaction price
Step 4: Allocate the transaction price to the performance obligations in the contract
Step 5: Recognize revenue when the company satisfies a performance obligation.
The Company has elected to apply the practical expedient in paragraph ASC 606-10-50-14 and does not disclose information about remaining performance obligations that have original expected durations of one year or less.
The Company elected a practical expedient that it does not adjust the promised amount of consideration for the effects of a significant financing component if the Company expects that, upon the inception of revenue contracts, the period between when the Company transfers its promised services or deliverables to its clients and when the clients pay for those services or deliverables will be one year or less.
As a practical expedient, the Company elected to expense the incremental costs of obtaining a contract when incurred if the amortization period of the asset that the Company otherwise would have recognized is one year or less.
The Company is engaged in the development and provision of financial trading solutions to customers via internet or platform as software as a service.
The transaction price is allocated to each performance obligation on a relative stand-alone selling price basis. The transaction price allocated to each performance obligation is recognized when that performance obligation is satisfied, at a point in time or over time as appropriate.
The Company enters into contracts with customers that include promises to transfer various services, which are generally capable of being distinct and accounted for as separate performance obligations. Revenue is recognized when the promised services are transferred to customers, in an amount that reflects the consideration allocated to the respective performance obligation.
The Company provides trading solution services to customers (including brokers and institutional clients) for their trading on forex, commodity and bullion, through the Company’s internally developed trading platform as software as a service. The Company’s internally developed software is used in providing financial trading solutions services to customers and the customers access and uses the software over the internet or via a dedicated line in which an end user of the software does not take possession of the software. The Company’s trading solution provides a variety of functions suitable for front-end transaction executions and back-office settlement operations. In a contract with a customer, it would normally require the Company to perform or delivery one or more of the following in return for a consideration. The contract normally includes one or more of the following services, subject to the request of the customers, and the transaction price of each service fee has stated stand-alone in the contract with reference to the Company’s price list. The Company identified each distinct service as a performance obligation. The recognition and measurement of revenues is based on the assessment of individual contract terms.
The Company’s principal revenue stream includes:
(a)    Initial set up, installation and customization services
The Company provides initial set up, installation and customization services of trading platform solution and financial value-added services for each customer as agreed upon in the contracts. Initial set up, installation and customization services are services to help the customer to configure the platform according to the needs of the customers. The Company provides specific customization as part of its development and provision of financial trading solutions. The Company’s customization services include development of customer-requested functions and features on the Company’s platform per customer specifications, i.e., the software specifications. Such services are undertaken specifically for the customer in question and do not necessarily benefit other customers.
As the initial set up, installation and customization services are capable of being distinct and the promise to transfer the service is distinct within the context of the contract, the Company concludes that the initial set up, installation and customization services to be accounted for as a single performance obligation. The entire transaction prices of initial set up, installation and customization services are allocated to a single performance obligation and the Company recognizes revenue based on its effort or inputs to the satisfaction of a performance obligation over time as work progresses because of the continuous transfer of control to the customer. The Company uses the input method to represent a reasonable measure of progress towards the satisfaction of a performance in order to estimate the portion of revenue earned.
(b)    Subscriptions
The Company provides customers the right to access its internally developed trading platform for the use of the trading solutions services for a specified period of time.
The Company concludes that each monthly subscription fee (1) is distinct and (2) meets the criteria for recognizing revenue over time. In addition, the Company concludes that the services provided each month are substantially similar and result in the transfer of substantially similar services to the customers each month. That is, the benefit consumed by the clients is substantially similar for each month. Therefore, the Company concludes that the monthly subscription fee satisfies the requirements of ASC 606-10-25-14(b) to be accounted for as a single performance obligation. The Company recognizes revenues from subscriptions ratably when it satisfies its performance obligations throughout the contract terms.
(c)    Hosting, support and maintenance services
The Company provides hosting, technical support and maintenance services to customers for the use of the trading solutions services for a specific period. The Company concludes that each monthly hosting, support and maintenance service fee (1) is distinct and (2) meets the criteria for recognizing revenue over time. In addition, the Company concludes that the services provided each month are substantially similar and result in the transfer of substantially similar services to the customers each month. That is, the benefit consumed by the clients is substantially similar for each month. Therefore, the Company concludes that the monthly hosting, support and maintenance service fee satisfies the requirements of ASC 606-10-25-14(b) to be accounted for as a single performance obligation. The Company recognizes revenues from hosting, support and maintenance services ratably when it satisfies its performance obligations throughout the contract terms.
(d)    Liquidity services
The Company provides liquidity services to customers for the use of the fully automatic hedging solutions and sending their clients’ orders directly to liquidity providers such as institutional brokers, market makers, exchanges and prime of prime brokers. The Company’s liquidity services enable its customers to access and match with the liquidity made available by liquidity providers through the Company’s trading solutions. The liquidity services are distinct and are identified as one performance obligation. As stipulated in the contract, the Company will charge a liquidity service income based on the transaction volume of orders sent directly to the liquidity providers under the liquidity services provided by the Company, with a minimum monthly fee for certain customers. The Company will review the customers’ transaction volume of orders monthly and the revenue from providing liquidity services between customers and liquidity providers is recognized at a point in time.
(e)    White label services
The Company provides white label services to customers by allowing them to add additional labels or brands to the trading platform services. This provides customers the highest flexibility to operate their trading platform business based on their individual business development strategy or marketing needs at a lower operating cost. The Company concludes that each monthly white label service fee at fixed rate (1) is distinct and (2) meets the criteria for recognizing revenue over time. In addition, the Company concludes that the services provided each month are substantially similar and result in the transfer of substantially similar services to the customers each month. That is, the benefit consumed by the clients is substantially similar for each month. Therefore, the Company concludes that the monthly white label service fee satisfies the requirements of ASC 606-10-25-14(b) to be accounted for as a single performance obligation. The Company recognizes revenues from white label services ratably when it satisfies its performance obligations throughout the contract terms.
(f)    Quotes/news/package subscription services
The Company provides subscription services to customers for professional strategy analysis, economic calendar, instant news, real-time quotes and data feed. The Company will subscribe for the information or data from the service providers and will convert the raw data into usable data that can be used in the trading platform of the Company. The Company concludes that each monthly subscription fee at a fixed rate (1) is distinct and (2) meets the criteria for recognizing revenue over time. In addition, the Company concludes that the services provided each month are substantially similar and result in the transfer of substantially similar services to the customers each month. That is, the benefit consumed by the clients is substantially similar for each month. Therefore, the Company concludes that the monthly subscription service fee satisfies the requirements of ASC 606-10-25-14(b) to be accounted for as a single performance obligation. The Company recognizes revenues from subscription services ratably when it satisfies its performance obligations throughout the contract terms.
The following table presents disaggregated information of revenues by business lines for the six months ended June 30, 2024 and 2025, respectively:

	For the six months ended June 30,
	2024	2025	2025
	HK$	HK$	US$
Initial set up, installation and customization services	1,106,009	2,032,523	258,923
Subscriptions	5,407,403	6,772,897	862,800
Hosting, support and maintenance services	2,331,269	2,845,614	362,504
Liquidity services	983,104	667,873	85,080
White label services	1,494,188	1,560,822	198,833
Quotes/news/package subscription services	1,148,996	1,189,672	151,553
Total revenue	12,470,969	15,069,401	1,919,693
Revenue disaggregated by timing of revenue recognition for six months ended June 30, 2024 and 2025 is disclosed in the table below:

	For the six months ended June 30,
	2024	2025	2025
	HK$	HK$	US$
Point in time	2,089,113	2,700,396	344,004
Over time	10,381,856	12,369,005	1,575,689
Total revenue	12,470,969	15,069,401	1,919,693
The Company also selected to apply the practical expedients allowed under ASC Topic 606 to omit the disclosure of remaining performance obligations for contracts with an original expected duration of one year or less. There was no loss contract for the six months ended June 30, 2024 and 2025. As of December 31, 2024 and June 30, 2025, the estimated amount of contract liabilities to be recognized in revenue beyond 12 months will be HK$104,714 and HK$100,427 (US$12,793), respectively.
Cost of Revenue
The Company’s cost of revenue is primarily comprised of the amortization of the internally developed software, staff costs and other direct costs associated with providing trading solution services, including data center and support costs related to delivering online services. These costs are expenses as incurred.
Contract Liabilities
The Company’s contract liabilities include payments received in advance of performance under trading solution service contracts which will be recognized as revenue as the Company executed the trading solution services with customers under the contract, as well as the deferred installation service fee received from trading solution services.
Contract Liabilities are recognized when the customers pay consideration before the Company recognizes the related revenue. Contract Liabilities would also be recognized if the Company has an unconditional right to receive consideration before the Company recognizes the related revenue.
Research and development
Research and development expenses primarily consist of payroll and other personnel-related expenses of the Company’s software development team.
Income Taxes
The Company accounts for income taxes under ASC 740. Deferred tax assets and liabilities are recognized for the future tax consequences attributable to differences between the consolidated financial statement carrying amounts of existing assets and liabilities and their respective tax bases.
Deferred tax assets and liabilities are measured using enacted tax rates expected to apply to taxable income in the years in which those temporary differences are expected to be recovered or settled. The effect on deferred tax assets and liabilities of a change in tax rates is recognized in income in the period including the enactment date. Valuation allowances are established, when necessary, to reduce deferred tax assets to the amount expected to be realized.
The provisions of ASC 740-10-25, “Accounting for Uncertainty in Income Taxes,” prescribe a more-likely-than-not threshold for consolidated financial statement recognition and measurement of a tax position taken (or expected to be taken) in a tax return. This interpretation also provides guidance on the recognition of income tax assets and liabilities, classification of current and deferred income tax assets and liabilities, accounting for interest and penalties associated with tax positions, and related disclosures.
The Company believes there were no uncertain tax positions as of December 31, 2024 and June 30, 2025, respectively. The Company does not expect that its assessment regarding unrecognized tax positions will materially change over the next 12 months. In general, the Inland Revenue Department of Hong Kong has up to seven years to conduct examinations of the Company’s tax filings. Accordingly, the profits tax returns filed for the tax years from 2018 to 2024 of the Company’s Hong Kong subsidiaries remain open to examination by the taxing jurisdictions. The Company is not currently under examination by an income tax authority, nor has it been notified that an examination is contemplated.
Earnings (Loss) Per Share
The Company computes earnings (loss) per share (“EPS”) of Class A Ordinary Shares and Class B Ordinary Shares using the two-class method in accordance with ASC 260, “Earnings per Share” (“ASC 260”). ASC 260 requires companies with complex capital structures to present basic and diluted EPS. Basic EPS are computed by dividing income available to ordinary shareholders of the Company by the weighted average ordinary shares outstanding during the period. Diluted EPS takes into account the potential dilution that could occur if securities or other contracts to issue ordinary shares were exercised and converted into ordinary shares. As of December 31, 2024 and June 30, 2025, there were no dilutive shares.
In accordance with the Company’s Memorandum and Articles of Association, holders of Class A Ordinary Shares and Class B Ordinary Shares have the same rights except for voting and conversion rights.
Comprehensive Loss
Comprehensive loss consists of two components, net loss and other comprehensive loss. Other comprehensive loss refers to revenue, expenses, gains and losses that under U.S. GAAP are recorded as an element of shareholders’ equity but are excluded from net loss. Other comprehensive loss consists of foreign currency translation adjustment resulting from the Company translating its financial statements from functional currency into reporting currency.
Commitments and Contingencies
In the normal course of business, the Company is subject to contingencies, such as legal proceedings and claims arising out of its business, which cover a wide range of matters. Liabilities for contingencies are recorded when it is probable that a liability has been incurred and the amount of the assessment can be reasonably estimated.
If the assessment of a contingency indicates that it is probable that a material loss is incurred and the amount of the liability can be estimated, then the estimated liability is accrued in the Company’s financial statements. If the assessment indicates that a potentially material loss contingency is not probable, but is reasonably possible, or is probable but cannot be estimated, then the nature of the contingent liability, together with an estimate of the range of possible loss, if determinable and material, would be disclosed.
Loss contingencies considered remote are generally not disclosed unless they involve guarantees, in which case the nature of the guarantee would be disclosed.
Related parties
Parties, which can be a corporation or individual, are considered to be related if the Company has the ability, directly or indirectly, to control the other party or exercise significant influence over the other party in making financial and operating decisions. Companies are also considered to be related if they are subject to common control or common significant influence, such as a family member or relative, shareholder, or a related corporation.
Segment Reporting
In accordance with ASU 2023-07, Segment Reporting (ASC 280), an operating segment is identified as a component of an enterprise of which separate financial information and operating results are available and regularly reviewed by the Company’s chief operating decision maker (“CODM”). The Company has one operating and reportable segment with one business activity – sale of financial trading solutions via internet or platform to customers. The Company’s CODM is its Chief Executive Officer. The Company’s CODM reviews financial information presented on a consolidated basis. The CODM uses the consolidated income or loss from operations and net income (loss) to evaluate financial performance, make decisions and allocate resources. The CODM also reviews the functional expenses such as selling and marketing expenses, research and development expenses and general and administrative expense at the consolidated level to manage the Company’s operations. All the Company’s assets are located in Hong Kong and all of the Company’s revenues and expenses were derived in Hong Kong. The CODM does not use asset or liability information in assessing the Company’s operating segment.
Significant Risks
Market Risk of Financial Instruments
We are subject to financial market risks, including changes in foreign currency exchange rate risk with respect to our investments at fair value consisting of short-term foreign exchange investments made by the Company which is denominated in the US$. The fluctuation in US$ may result in increase or decrease in the value of our investments at fair value. We consider the foreign exchange risk in relation to transactions denominated in US$ with respect to HK$ is not significant as HK$ is pegged to US$.
The trades of foreign currencies conducted by the Company are denominated in the US$ and are paired with currencies with strong liquidity traded in highly transparent markets, including such currencies as the EURO, USD, GBP, CHF, AUD, CAD and NZD, etc. Fluctuation in exchange rates, changes in monetary and/or fiscal policy or inflation in the countries in which the Company paired its trades of foreign currencies could have a material adverse effect on its results of operations. The clear position limits and floating profit/loss limits are set to manage the market risks of its foreign exchange positions.
Currency Risk
The Company’s operating activities are transacted in HK$. Foreign exchange risk arises from future commercial transactions, recognized assets and liabilities and net investments in foreign operations. The Company considers the foreign exchange risk in relation to transactions denominated in HK$ with respect to US$ is not significant as HK$ is pegged to US$.
Concentration and Credit Risk
Financial instruments that potentially subject the Company to the concentration of credit risks consist of cash and restricted cash, accounts receivable, prepaid expenses and deposits. The maximum exposures of such assets to credit risk are their carrying amounts as of the balance sheet dates. The Company deposits its cash with financial institutions located in Hong Kong. The Company believes that no significant credit risk exists as these financial institutions have high credit quality and the Company has not incurred any losses related to such deposits.
For the credit risk related to accounts receivable, the Company performs periodic credit evaluations of its customers’ financial condition and generally does not require collateral. The Company establishes an allowance for credit losses based upon estimates, factors surrounding the credit risk of specific customers and other information. The allowance amounts were immaterial for all periods presented. The management believes that its contract acceptance, billing, and collection policies are adequate to minimize material credit risk. Application for progress payment of contract works is made on a regular basis. The Company seeks to maintain strict control over its outstanding receivables. Overdue balances are reviewed regularly by the management. The management considers the credit risk of prepayment to be relatively low, and there is no material impact over the initial adoption of CECL model because the advanced payments made to the service providers for the IT solution and insurance services and the vendors for certain prepaid services were mainly for the coming 12 months.
For the six months ended June 30, 2024 and 2025, all of the Company’s assets were located in Hong Kong and all of the Company’s revenues were derived from its subsidiaries located in Hong Kong. The Company has a concentration of its revenue and accounts receivable with specific customers.
For the six months ended June 30, 2024, no customer accounted for over 10% of the Company’s total revenue. For the six months ended June 30, 2025 , one customer accounted for approximately 11.2% of the Company’s total revenue.
Three customers’ accounts receivable accounted for 40.3%, 16.8% and 16.2% of the total accounts receivable as of December 31, 2024, respectively.

As of June 30, 2025, four customers’ accounts receivable accounted for 26.2%, 25.3%, 11.0% and 10.7%, respectively, of the total accounts receivable.
For the six months ended June 30, 2024 and 2025, no vendor accounted for over 10% of the Company’s total cost of revenue.
As of December 31, 2024 and June 30, 2025, no supplier’s accounts payable accounted for 10% of the total accounts payable.

Interest rate risk
Fluctuations in market interest rates may negatively affect the Company’s financial condition and results of operations. The Company is exposed to floating interest rate risk on cash deposits and floating rate borrowings, and the risks due to changes in interest rates is not material. The Company has not used any derivative financial instruments to manage the interest risk exposure.
Recently Issued Accounting Standards adopted by the Company
The ASU 2023-07: Segment Reporting (Topic 280): Improvements to Reportable Segment Disclosures provides improvements to reportable segment disclosure requirements, primarily through enhanced disclosures about significant segment expenses. In addition, the amendments enhance interim disclosure requirements, clarify circumstances in which an entity can disclose multiple measures of segment profit or loss, provide new segment disclosure requirements for entities with a single reportable segment and contain other disclosure requirements. The ASU is effective for fiscal years beginning after December 15, 2023, and interim periods in fiscal years beginning after December 15, 2024. The ASU should be adopted retrospectively to all periods presented in the financial statements unless it is impracticable to do so. The Company adopted this guidance during the year ended December 31, 2024. The impact of the adoption of this guidance was not material to our financial position or results of operations, as the requirements impact only segment reporting disclosures in our notes to financial statements. See Segment Reporting above for further details.
Recently Issued Accounting Standards, not yet Adopted by the Company
The ASU 2025-01: Income Statement-Reporting Comprehensive Income-Expense Disaggregation Disclosures (Subtopic 220-40) issued in January 2025clarified the effective date of ASU 2024-03 published on November 4, 2024. ASU 2024-03 expanded the disclosure of financial statements under ASC220-40 and requires public business entities (“PBE”) to provide a disaggregated disclosure of certain expense captions into specified categories in disclosure within the footnote to the financial statements, while it does not change the expense captions on the face of the income statement. In the footnote to the financial statements, PBEs are required to disaggregate, in a tabular presentation, each relevant expense caption on the face of the income statement that includes any of the following natural expenses: (1) purchases of inventory, (2) employee compensation, (3) depreciation, (4) intangible asset amortization, and (5) depreciation, depletion, and amortization (DD&A) recognized as part of oil- and gas-producing activities or other types of depletion expenses. The tabular disclosure would also include certain other expenses, when applicable. This ASU will be effective for PBEs for annual reporting periods beginning after December 15, 2026, and interim reporting periods within annual reporting periods beginning after December 15, 2027. Early adoption is allowed. The Company is currently evaluating the impact of the adoption of this guidance on its consolidated financial statements.
The ASU 2023-09: Income Taxes (Topic 740): Improvements to Income Tax Disclosures enhances existing income tax disclosures primarily related to the rate reconciliation and income taxes paid information. With regard to the improvements to disclosures of rate reconciliation, a public business entity is required on an annual basis to (1) disclose specific categories in the rate reconciliation and (2) provide additional information for reconciling items that meet a quantitative threshold. Similarly, a public entity is required to provide the amount of income taxes paid (net of refunds received) disaggregated by (1) federal, state, and foreign taxes and by (2) individual jurisdictions in which income taxes paid (net of refunds received) is equal to or greater than 5 percent of total income taxes paid (net of refunds received). The ASU also includes certain other amendments to improve the effectiveness of income tax disclosures, for example, an entity is required to provide (1) pretax income (or loss) from continuing operations disaggregated between domestic and foreign, and (2) income tax expense (or benefit) from continuing operations disaggregated by federal, state, and foreign. The ASU will be effective for annual periods beginning after December 15, 2024. Entities are required to apply the ASU on a prospective basis. While the adoption of ASU 2023-09 is not expected to materially impact the Company’s consolidated balance sheets, statements of income and comprehensive income, cash flows or disclosures, the Company is assessing which method to adopt.

Other accounting standards that have been issued by FASB that do not require adoption until a future date are not expected to have a material impact on the consolidated financial statements upon adoption. The Company does not discuss recent standards that are not anticipated to have an impact on or are unrelated to its consolidated balance sheets, statements of income and comprehensive income, cash flows or disclosures.